INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Net operating losses	$ 5,460	$ 5,410
Tax benefit at federal statutory rate, percent	21.00%	21.00%
State income taxes, net of federal benefit*, percent	0.00%	0.00%